Revenue from Service Contracts (Tables)	12 Months Ended
Dec. 31, 2025
Revenue From Service Contracts [Abstract]
Summary of Revenue from Service Contracts by Service Lines and Reporting Segments	The following tables present revenue from service contracts by service lines and reporting segments as disclosed in note 19.

For the year ended December 31, 2025	Global WAM	Asia, Canada, U.S., and Corporate and Other	Total
Investment management and other related fees	$3,940	$(442)	$3,498
Transaction processing, administration and service fees	3,166	302	3,468
Distribution fees and other	906	59	965
Total included in other revenue	8,012	(81)	7,931
Revenue from non-service lines	8	190	198
Total other revenue	$8,020	$109	$8,129
Real estate management services included in net investment income	$-	$276	$276

For the year ended December 31, 2024	Global WAM	Asia, Canada, U.S., and Corporate and Other	Total
Investment management and other related fees	$3,612	$(489)	$3,123
Transaction processing, administration and service fees	2,908	298	3,206
Distribution fees and other	918	46	964
Total included in other revenue	7,438	(145)	7,293
Revenue from non-service lines	1	294	295
Total other revenue	$7,439	$149	$7,588
Real estate management services included in net investment income	$-	$317	$317